Annual Report

June 30, 1998

Franklin Federal Money Fund

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do portfolio share prices.

We appreciate your past support and look forward to serving your investment needs in the years ahead.

Charles B. Johnson
Chairman
Franklin Federal Money Fund


CONTENTS


Shareholder Letter ...........................................        1
Performance Summary ..........................................        4
Financial Highlights &
Statement of Investments .....................................        5
Financial Statements .........................................        7
Notes to
Financial Statements .........................................        8
Independent
Auditor's Report .............................................       10

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 6 of this report.

SHAREHOLDER LETTER

Your Fund's Objective: Franklin Federal Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The fund invests all of its assets in the shares of The U.S. Government Securities Money Market Portfolio (the Portfolio), which has the same investment objective. At present, the Portfolio's policy is to limit its investments to U.S. Treasury bills, notes and bonds, and to repurchase agreements collateralized by such securities. The fund attempts to maintain a stable net asset value of $1.00 per share.1

1. Please remember, an investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution, and there can be no assurance that the fund will be able to maintain a net asset value of $1.00 per share.

Dear Shareholder:

It's a pleasure to bring you Franklin Federal Money Fund's annual report for the period ended June 30, 1998.

During the year under review, the U.S. economy expanded at a healthy pace, inflation remained low and short-term interest rates were relatively stable. U.S. Gross Domestic Product (GDP) growth for the three quarters ended March 1998 averaged 4.1%, considerably above the Federal Reserve Board's (the Fed's) targeted long-term growth rate of 2.50%. Higher income levels, real estate and stock prices combined with relatively low interest rates fueled the economy's consumer sector, which was the primary driver of domestic growth during the period under review. As a result of the strong economic growth, the U.S. unemployment rate declined to 4.3%, the lowest in 28 years. Inflation as measured by the Consumer Price Index (CPI) increased only 1.7% for the year ended June 30, 1998, down from 2.2% during the same period in the previous year. Increased international competition, higher domestic productivity and lower commodity prices all contributed to inflation's slowdown. While long-term interest rates declined during the period due to subdued inflation, short-term interest rates were relatively stable. The Federal Funds target rate remained unchanged at 5.50% over the past year as low inflation coupled with the Asian crisis offset strong economic growth and tight U.S. labor conditions, discouraging the Fed from making any policy changes. Preliminary estimates for the second quarter 1998 indicate that economic growth slowed slightly due to a wider trade deficit and a weakening manufacturing sector as a result of the Asian crisis.

The relatively stable, short-term interest rate environment was also reflected in the fund's seven-day yield during the reporting period. The fund's seven-day annualized yield began the period at 4.93% on July 1, 1997, and ended the period at 5.24% on June 30, 1998.

Looking forward, we believe that relatively low interest rates and high equity and real estate prices will continue to stimulate consumer spending and fuel domestic economic growth, possibly leading to further wage pressures. However, low inflation and the Asian crisis' dampening effects will likely offset U.S. economic strength and may prevent the Fed from making any policy changes in the near term. We believe that short-term interest rates should remain near current levels until the uncertainties surrounding the Asian crisis are removed.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We will continue to invest the fund's assets in securities that are among the highest quality available to money market portfolios. Since the fund's objective is to provide shareholders with a high quality, conservative investment, we do not invest in leveraged derivatives or other potentially volatile securities we believe involve undue risk.

As a Franklin Federal Money Fund shareholder, you continue to benefit from convenient, easy access to your money and a high degree of credit safety. You also can enjoy a wide range of services, including draft writing, free draft books and access to TeleFACTS(R), our around-the-clock, automated, customer service line.

We appreciate your support, welcome new shareholders, and look forward to serving your investment needs in the years ahead.

Sincerely,

Charles B. Johnson
Chairman
Franklin Federal Money Fund


PERFORMANCE SUMMARY


Franklin Federal Money Fund
Period ended 6/30/98

Seven-day annualized yield    5.24%
Seven-day effective yield*    5.38%

* The seven-day effective yield assumes the compounding of daily dividends, and reflects fluctuations in interest rates on portfolio investments, as well as fund expenses. Yields should be viewed in terms of the current, low rate of inflation -- just as high inflation usually results in higher yields, low inflation often results in lower yields.

Franklin Advisers, Inc., the fund's administrator and the manager of the fund's underlying portfolio, has agreed in advance to waive a portion of its fees, which reduces expenses and increases yield to shareholders. Without these reductions, the fund's yield would have been lower. The fee waiver may be discontinued at any time upon notice to the fund's Board of Directors.



Past performance is not predictive of future results.

FRANKLIN FEDERAL MONEY FUND
Financial Highlights



                                                                                             Year Ended
                                                                Year Ended June 30,          November 30,
                                                         1998       1997       1996        1995***    1994
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year...............       $1.00      $1.00      $1.00      $1.00      $1.00
                                                 ---------------------------------------------------------
Income from investment operations
 - net investment income.........................         .047       .045       .047       .029       .031
Less distributions from net investment income....        (.047)     (.045)     (.047)     (.029)     (.031)
                                                 ---------------------------------------------------------
Net asset value, end of year.....................       $1.00      $1.00      $1.00      $1.00      $1.00
                                                 =========================================================

Total return**...................................        4.85%      4.62%      4.80%      2.92%      3.15%

Ratios/supplemental data
Net assets, end of year (000's)..................    $134,621   $121,291   $127,659   $139,286    $168,530
Ratios to average net assets:
 Expenses1 ......................................         .82%       .85%       .84%       .87%*      .98%
 Expenses excluding waiver and payments by affiliate1     .83%       .86%       .86%       .88%*      .99%
 Net investment income ..........................        4.73%      4.54%      4.71%      4.93%*     3.15%

*Annualized.
**Total return is not annualized.
***For the period December 1, 1994 to June 30, 1995.
1The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

                                            See notes to financial statements.


FRANKLIN FEDERAL MONEY FUND
Statement of Investments, June 30, 1998


                                                                                     SHARES        VALUE
Mutual Funds 98.1%
The U.S. Government Securities Money Market Portfolio (Note 1)
 (Cost $132,065,928) ............................................................ 132,065,928 $132,065,928
Other Assets, less Liabilities 1.9% .............................................                2,554,729
                                                                                             -------------
Net Assets 100.0% ...............................................................             $134,620,657
                                                                                             =============

                                            See notes to financial statements.

FRANKLIN FEDERAL MONEY FUND
Financial Statements

Statement of Assets and Liabilities
June 30, 1998


Assets:
 Investments in securities, at value and cost     $132,065,928
 Cash                                                   13,282
 Receivable for capital shares sold                  3,988,084
                                                --------------
      Total assets                                 136,067,294
                                                --------------

Liabilities:
 Payables:
  Capital shares redeemed                              689,439
  Affiliates                                            60,451
  Shareholders                                         676,840
 Other liabilities                                      19,907
                                                --------------
      Total liabilities                              1,446,637
                                                --------------
Net assets, at value (equivalent to
 $1.00 per share based on 134,620,657
 shares outstanding)                              $134,620,657
                                                ==============

Statement of Operations
for the year ended June 30, 1998

Investment income:
 Dividends                                                     $  7,012,006
Expenses:
 Administrative fees (Note 3)                         $553,251
 Transfer agent fees (Note 3)                          166,074
 Reports to shareholders                                91,487
 Registration and filing fees                           42,330
 Professional fees                                       3,420
 Directors' fees and expenses                           10,133
 Other                                                   4,443
                                                  ------------
      Total expenses                                                871,138
                                                              -------------
       Net investment income                                   $  6,140,868
                                                              =============
Statements of Changes in Net Assets
for the years ended June 30, 1998 and 1997
                                                       1998              1997
                                                   -----------------------------
Increase (decrease)
 in net assets:
  Operations:
      Net investment income                         $6,140,868        $5,866,901
  Distributions to
   shareholders from net
   investment income                               (6,140,868)       (5,866,901)
  Capital share transactions (Note 2)               13,329,815       (6,367,834)
                                                   -----------------------------
      Net increase
       (decrease) in
       net assets                                   13,329,815       (6,367,834)
Net assets (there is no
 undistributed net investment
 income at beginning or
 end of year):
  Beginning of year                                121,290,842       127,658,676
                                                   -----------------------------
  End of year                                     $134,620,657      $121,290,842
                                                   =============================

See notes to financial statements.

FRANKLIN FEDERAL MONEY FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks current income.

The Fund invests substantially all of its assets in the U.S. Government Securities Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 1998, the Fund owns 50.17% of the Portfolio.

b. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

At June 30, 1998, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                         Year Ended June 30,
                                    -------------------------------
                                        1998               1997
                                    -------------------------------
Shares sold ................. .     $328,607,294       $269,360,701
Shares issued in reinvestment
 of distributions ........... .        6,154,199          5,829,955
Shares redeemed ............. .     (321,431,678)      (281,558,490)
                                    -------------------------------
Net increase (decrease) .......     $ 13,329,815       $ (6,367,834)
                                    ===============================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's administrative manager and transfer agent, respectively and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:

       Annualized
       Fee Rate   Average Daily Net Assets
       ---------------------------------------------------------------
         .455%    First $100 million
         .33%     Over $100 million, up to and including $250 million
         .28%     In excess of $250 million

FRANKLIN FEDERAL MONEY FUND
Independent Auditor's Report


To the Shareholders and Board of Directors of Franklin Federal Money Fund:

We have audited the accompanying statement of assets and liabilities of the Franklin Federal Money Fund, including the Fund's statement of investments as of June 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Franklin Federal Money Fund as of June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

PricewaterhouseCoopers LLP

San Francisco, California

July 30, 1998



THE MONEY MARKET PORTFOLIOS
Financial Highlights


The Money Market Portfolio
                                                                           Year Ended June 30,
                                                              ----------------------------------------------
                                                              1998       1997        1996     1995      1994
                                                              ----------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............           $1.00       $1.00      $1.00     $1.00     $1.00
                                                             ------------------------------------------------
Income from investment operations - net investment income      .055        .053       .055      .053      .033
Less distributions from net investment income ....            (.055)      (.053)     (.055)    (.053)    (.033)
                                                             -------------------------------------------------
Net asset value, end of year .....................           $1.00       $1.00      $1.00     $1.00     $1.00
                                                             ================================================

Total return** ...................................            5.64%       5.47%      5.66%     5.46%     3.33%

Ratios/supplemental data
Net assets, end of year (000's) ..................      $2,043,629  $1,773,546  $1,550,085 $1,305,574  $219,189
Ratios to average net assets:
 Expenses ........................................             .15%        .15%       .15%      .15%      .15%
 Expenses excluding waiver and payments by affiliate           .16%        .16%       .16%      .16%      .17%
 Net investment income ...........................            5.50%       5.34%      5.50%     5.42%     3.25%

**Total return is not annualized.

                                            See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Statement of Investments, June 30, 1998



                                                                                       PRINCIPAL
    The Money Market Portfolio                                                          AMOUNT             VALUE
     Certificates of Deposit 26.9%
    Australia & New Zealand Banking Group, New York Branch,

    5.56% - 5.59%, 8/27/98 - 9/23/98 ..........................................       $50,000,000      $ 50,000,000
    Bank of Montreal, Chicago Branch, 5.605%, 9/24/98 .........................        25,000,000        25,000,861
    Bank of Nova Scotia, Portland Branch, 5.56%, 8/31/98 ......................        25,000,000        25,000,000
    Bayerische Vereinsbank, New York Branch, 5.85%, 12/18/98 ..................        25,000,000        25,009,492
    Commerzbank AG, New York Branch, 5.54%, 8/25/98 ...........................        25,000,000        25,000,743
    Credit Agricole, New York Branch, 5.52%, 8/10/98 ..........................        25,000,000        25,000,000
    Credit Communal de Belgique, New York Branch, 5.59%, 7/29/98 - 7/30/98 ....        50,000,000        50,000,391
    Deutsche Bank AG, New York Branch, 5.59% - 5.60%, 7/08/98 - 7/31/98 .......        50,000,000        50,000,205
    National Westminster Bank, Plc., New York Branch,
    5.69% - 5.745%, 7/06/98 - 4/06/99 .........................................        50,000,000        49,989,281
    Royal Bank of Canada, New York Branch, 5.68%, 3/29/99 .....................        25,000,000        24,985,850
    Societe Generale, New York Branch, 5.56% - 5.58%, 8/07/98 - 10/08/98 ......        75,000,000        75,000,000
    Svenska Handelsbanken, New York Branch, 5.58%, 9/22/98 ....................        25,000,000        25,000,000
    Swiss Bank Corp., New York Branch, 5.81%, 4/29/99 .........................        25,000,000        24,992,081
    Toronto Dominion Bank, New York Branch, 5.60%, 12/03/98 ...................        25,000,000        25,000,000
    Westdeutsche Landesbank, New York Branch, 5.60%, 7/09/98 - 7/10/98 ........        50,000,000        50,000,000
                                                                                                    ---------------
    Total Certificates of Deposit (Cost $549,978,904)..........................                         549,978,904
                                                                                                    ---------------
  a Commercial Paper 57.5%
    Abbey National North America, 5.42% - 5.445%, 8/24/98 - 10/22/98 ..........        50,000,000        49,369,469
    American Express Credit Corp., 5.50%, 7/13/98 - 8/17/98 ...................        80,000,000        79,556,944
    Associates Corp. of North America, 5.50%, 7/21/98 - 8/18/98 ...............        75,000,000        74,660,070
    Bank of Montreal, 5.50%, 7/23/98 ..........................................        25,000,000        24,915,972
    Chevron U.K. Investment, Plc., 5.51%, 8/11/98 .............................        10,000,000         9,937,247
    CIESCO, L.P., 5.50% - 5.52%, 8/19/98 - 9/08/98 ............................        75,000,000        74,311,542
    Commonwealth Bank of Australia, 5.42% - 5.455%, 10/19/98 - 11/25/98 .......        50,000,000        49,029,108
    Cregem North America, Inc., 5.50%, 7/28/98 ................................        25,000,000        24,896,875
    Deutsche Bank Financial, Inc., 5.50%, 8/14/98 .............................        25,000,000        24,831,944
    General Electric Capital Corp., 5.50%, 7/24/98 - 8/26/98 ..................        75,000,000        74,564,583
    Generale Bank, Inc., 5.43% - 5.45%, 9/04/98 - 10/21/98 ....................        75,000,000        73,926,820
    Goldman Sachs Group, L.P., 5.50%, 9/03/98 .................................        25,000,000        24,755,556
    J.P. Morgan & Co., Inc., 5.48% - 5.50%, 9/02/98 - 12/04/98 ................        50,000,000        49,165,708
    Merrill Lynch & Co., Inc., 5.50% - 5.51%, 7/01/98 - 8/06/98 ...............        50,000,000        49,862,500
    Morgan Stanley Dean Witter & Co., 5.49% - 5.52%, 7/17/98 - 8/28/98 ........        80,000,000        79,630,214
    Motorola, Inc., 5.49%, 9/16/98 ............................................        25,000,000        24,706,438
    National Australian Funding (DE), Inc., 5.45% - 5.505%, 8/12/98 - 12/01/98         75,000,000        73,969,979
    National Rural Utilities Cooperative Finance Corp., 5.50%, 8/21/98 - 9/25/98       65,000,000        64,297,986
    Royal Bank of Canada, 5.38%, 8/03/98 ......................................        25,000,000        24,876,708
    Salomon Smith Barney Holdings, Inc., 5.50% - 5.52%, 7/14/98 - 8/04/98 .....        75,000,000        74,766,639
    Svenska Handelsbanken, Inc., 5.51% - 5.52%, 7/27/98 - 9/10/98 .............        50,000,000        49,628,659
    Toronto Dominion Holdings USA, Inc., 5.50%, 7/02/98 .......................        25,000,000        24,996,181
    Toyota Motor Credit Corp., 5.50%, 9/21/98 .................................        25,000,000        24,686,806
    U.S. Central Credit Union, 5.50%, 7/16/98 .................................        25,000,000        24,942,708
    Westpac Capital Corp., 5.495%, 7/07/98 ....................................        25,000,000        24,977,104
                                                                                                    ---------------
    Total Commercial Paper (Cost $1,175,263,760) ..............................                       1,175,263,760
                                                                                                    ---------------
    Total Investments before Repurchase Agreements (Cost $1,725,242,664).......                       1,725,242,664
                                                                                                    ---------------




                                                                                       PRINCIPAL
  The Money Market Portfolio                                                            AMOUNT              VALUE
  a,dRepurchase Agreements 15.2%
    Barclays Capital, Inc., 5.125%, 7/01/98 (Maturity Value $50,007,118)
     Collaterallized by U.S. Treasury Notes ...................................       $50,000,000      $ 50,000,000
    CIBC Oppenheimer Corp., 5.25%, 7/01/98 (Maturity Value $50,007,292)
     Collaterallized by U.S. Treasury Notes ...................................        50,000,000        50,000,000
    J.P. Morgan Securities, Inc., 5.55%, 7/01/98 (Maturity Value $80,052,340)
     Collaterallized by U.S. Treasury Notes ...................................        80,040,000        80,040,000
    Morgan Stanley & Co., Inc., 5.65%, 7/01/98 (Maturity Value $80,057,563)
     Collaterallized by U.S. Treasury Notes ...................................        80,045,000        80,045,000
    SBC Warburg Dillon Read, Inc., 5.25%, 7/01/98 (Maturity Value $50,007,292)
     Collaterallized by U.S. Treasury Notes ...................................        50,000,000        50,000,000
                                                                                                    ---------------
    Total Repurchase Agreements (Cost $310,085,000) ...........................                         310,085,000
                                                                                                    ---------------
    Total Investments (Cost $2,035,327,664) 99.6% .............................                       2,035,327,664
    Other Assets, less Liabilities .4% ........................................                           8,301,639
                                                                                                    ---------------
    Net Assets 100.0% .........................................................                      $2,043,629,303
                                                                                                    ===============

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.

See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Highlights



The U.S. Government Securities Money Market Portfolio




                                                                       Year Ended June 30,
                                                  --------------------------------------------------------
                                                             1998      1997       1996     1995      1994
                                                  --------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............          $1.00      $1.00      $1.00    $1.00     $1.00
                                                  --------------------------------------------------------
Income from investment operations - net
 investment income ...............................            .054       .052       .054     .052      .032
Less distributions from net investment income ....           (.054)     (.052)     (.054)   (.052)    (.032)
                                                  --------------------------------------------------------
Net asset value, end of year .....................          $1.00      $1.00      $1.00    $1.00     $1.00
                                                  --------------------------------------------------------

Total return** ...................................           5.53%      5.34%      5.55%    5.32%     3.25%

Ratios/supplemental data
Net assets, end of year (000's) ..................       $263,226   $285,629   $285,701 $474,654  $218,548
Ratios to average net assets:
 Expenses ........................................            .15%       .15%       .15%     .15%      .15%
 Expenses excluding waiver and payments by affiliate          .16%       .16%       .17%     .16%      .17%
 Net investment income ...........................           5.40%      5.20%      5.45%    5.25%     3.20%

**Total return is not annualized.

                                            See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Statement of Investments, June 30, 1998



                                                                                       PRINCIPAL
 The U.S. Government Securities Money Market Portfolio                                  AMOUNT             VALUE
     Government Securities 19.0%
     U.S. Treasury Notes, 5.25%, 7/31/98 .......................................      $10,000,000       $ 9,997,058
     U.S. Treasury Notes, 4.75%, 9/30/98 .......................................       20,000,000        19,955,490
     U.S. Treasury Notes, 5.125%, 11/30/98 .....................................       10,000,000         9,989,313
     U.S. Treasury Notes, 5.125%, 12/31/98 .....................................        5,000,000         4,991,209
     U.S. Treasury Notes, 7.00%, 4/15/99 .......................................        5,000,000         5,053,922
                                                                                                    ---------------
     Total Government Securities (Cost $49,986,992).............................                         49,986,992
                                                                                                    ---------------
     Repurchase Agreements 80.9%
     BancAmerica Robertson Stephens, 5.65%, 7/01/98 (Maturity Value $11,001,726)
      Collateralized by U.S. Treasury Bills.....................................       11,000,000        11,000,000
     Bear, Stearns & Co., Inc., 5.75%, 7/01/98 (Maturity Value $11,001,757)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     Chase Securities, Inc., 5.60%, 7/01/98 (Maturity Value $11,001,711)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     CIBC Oppenheimer Corp., 5.75%, 7/01/98 (Maturity Value $11,001,757)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     Donaldson, Lufkin & Jenrette Securities Corp., 5.75%, 7/01/98
      (Maturity Value $11,001,757)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     Dresdner Kleinwort Benson, North America, L.L.C., 5.70%,
      7/01/98 (Maturity Value $11,001,742)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     J.P. Morgan Securities, Inc., 5.55%, 7/01/98 (Maturity Value $40,006,167)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes................       40,000,000        40,000,000
     J.P. Morgan Securities, Inc., 5.45%, 7/01/98 (Maturity Value $16,977,570)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes................       16,975,000        16,975,000
     Merrill Lynch Government Securities, Inc., 5.60%, 7/01/98
      (Maturity Value $11,001,711)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     Morgan Stanley & Co. Inc., 5.65%, 7/01/98 (Maturity Value $56,983,942)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes................       56,975,000        56,975,000
     Paribas Corp., 6.00%, 7/01/98 (Maturity Value $11,001,833)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes................       11,000,000        11,000,000
     SBC Warburg Dillon Read, Inc., 5.90%, 7/01/98 (Maturity Value $11,001,803)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
                                                                                                    ---------------
     Total Repurchase Agreements (Cost $212,950,000) ...........................                        212,950,000
                                                                                                    ---------------
     Total Investments (Cost $262,936,992) 99.9%................................                        262,936,992
     Other Assets, less Liabilities .1%.........................................                            289,386
                                                                                                    ---------------
     Net Assets 100.0%..........................................................                       $263,226,378
                                                                                                    ===============




                                            See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Statements

Statements of Assets and Liabilities
June 30, 1998


                                                                                                 The U.S.
                                                                                                Government
                                                                                                Securities
                                                                                  The Money    Money Market
                                                                              Market Portfolio   Portfolio
                                                                       ------------------------------------
Assets:
 Investments in securities, at value and cost..........................       $1,725,242,664  $ 49,986,992
 Repurchase agreements, at value and cost..............................          310,085,000   212,950,000
 Cash..................................................................                4,644         2,198
 Interest Receivable...................................................            8,854,888       609,004
                                                                       -----------------------------------
Total assets...........................................................        2,044,187,196   263,548,194
                                                                       -----------------------------------

Liabilities:
 Payables:
  Capital shares redeemed..............................................              268,649       259,167
  Affiliates...........................................................              277,741        50,590
 Other liabilities.....................................................               11,503        12,059
                                                                       -----------------------------------
Total liabilities......................................................              557,893       321,816
                                                                       -----------------------------------
Net assets, at value...................................................       $2,043,629,303  $263,226,378
                                                                       ===================================
Shares outstanding.....................................................        2,043,629,303   263,226,378
                                                                       ===================================
Net asset value per share..............................................                $1.00         $1.00
                                                                       ===================================

                                            See notes to financial statements.

THE MONEY MARKET PORTFOLIOS

Statements of Operations
for the year ended June 30, 1998


                                                                                                 The U.S.
                                                                                                Government
                                                                                                Securities
                                                                                   The Money   Money Market
                                                                               Market Portfolio  Portfolio
                                                                       ------------------------------------
Investment income:
 Interest..............................................................         $111,619,440   $14,584,936
                                                                       -----------------------------------
Expenses:
 Management fees (Note 3)..............................................            2,963,304       394,321
 Custodian fees........................................................               16,868         2,474
 Reports to shareholders...............................................                4,316           855
 Professional fees.....................................................               86,132        11,131
 Trustees' fees and expenses...........................................                6,833           974
 Other.................................................................               20,769        11,625
                                                                       -----------------------------------
  Total expenses.......................................................            3,098,222       421,380
  Expenses waived/paid by affiliate (Note 3)...........................            (132,446)       (26,888)
                                                                       ------------------------------------
Net expenses...........................................................            2,965,776       394,492
                                                                       -----------------------------------
 Net investment income.................................................          108,653,664    14,190,444
                                                                       -----------------------------------
Net increase in net assets resulting from operations...................         $108,653,664   $14,190,444
                                                                       ===================================

                                             See notes to fnancial statements.


THE MONEY MARKET PORTFOLIOS

Statements of Changes in Net Assets
for the years ended June 30, 1998 and 1997


                                                                              The U.S. Government Securities
                                                The Money Market Portfolio        Money Market Portfolio
                                            ------------------------------------------------------------
                                                    1998           1997            1998           1997
                                            ------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................    $108,653,664    $90,724,056     $14,190,444  $14,032,778
  Net realized gain (loss) from investments.              --           (931)             --        3,978
                                            ------------------------------------------------------------
Net increase in net assets
 resulting from operations .................     108,653,664     90,723,125      14,190,444   14,036,756
 Distributions to shareholders
 from net investment income.................    (108,653,664)   (90,723,125)+   (14,190,444) (14,036,756)++
 Capital share transactions (Note 2)........     270,083,314    223,460,742       4,597,201  (27,071,927)
                                            -------------------------------------------------------------
Net increase (decrease) in net assets.......     270,083,314    223,460,742       4,597,201  (27,071,927)
Net assets (there is no undistributed net
 investment income at beginning or end of year):
  Beginning of year.........................   1,773,545,989  1,550,085,247     258,629,177  285,701,104
                                            ------------------------------------------------------------
  End of year...............................  $2,043,629,303 $1,773,545,989    $263,226,378 $258,629,177
                                            ============================================================



+Distributions were decreased by a net realized loss from investments of $931. ++Distributions were increased by a net realized gain from investments of $3,978.

                                            See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Money Market) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Money Market are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios' investment objective is to seek current income. The following summarizes the Portfolios' significant accounting policies.

a. Security Valuation:

Securities are valued at amortized cost which approximates value.

b. Repurchase Agreements:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 1998, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. Income Taxes:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Money Market are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                          The U.S.
                                                         Government
                                                         Securities
                                     The Money          Money Market
                                  Market Portfolio        Portfolio
                                -------------------------------------
1998
 Shares sold ....................$5,690,107,931          $963,956,819
 Shares issued in reinvestment
  of distributions ..............   108,652,953            14,190,262
 Shares redeemed ................ (5,528,677,570)        (973,549,880)
                                -------------------------------------
Net increase .................... $ 270,083,314           $ 4,597,201
                                =====================================
1997
 Shares sold ....................$4,134,527,818          $937,979,469
 Shares issued in reinvestment
  of distributions ..............    90,722,912            14,037,460
 Shares redeemed ................ (4,001,789,988)        (979,088,856)
                                -------------------------------------
Net increase (decrease) ......... $ 223,460,742          $(27,071,927)
                                =====================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Portfolios are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees for the Portfolios, as noted in the Statement of Operations.

At June 30, 1998, the shares of The Money Market Portfolio were owned by the following funds:

                                                                Percentage of
                                                                 Outstanding
                                          Shares                   Shares
                                       --------------------------------------
Franklin Money Fund .............       1,714,438,805              83.89%
Institutional Fiduciary Trust -
 Money Market Portfolio .........         175,899,949               8.61%
Institutional Fiduciary Trust -
 Franklin Cash Reserves Fund ....         117,900,101               5.77%
Franklin Templeton Money Fund Trust -
 Franklin Templeton Money Fund II          35,390,448               1.73%

At June 30, 1998, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                               Percentage of
                                                                Outstanding
                                          Shares                   Shares
                                       --------------------------------------
Institutional Fiduciary Trust -
 Franklin U.S. Government
  Securities Money Market Portfolio       131,160,450              49.83%
 Franklin Federal Money Fund ....         132,065,928              50.17%

4. INCOME TAXES

At June 30, 1998, The Money Market Portfolio had tax basis capital losses of $4,721 which may be carried over to offset future capital gains. Such losses expire as follows:

                                                 The Money
                                              Market Portfolio
                                             -----------------
        Capital loss carryovers expiring in:
         2002...............................          $3,560
         2006...............................           1,161
                                                  ----------
         ...................................          $4,721
                                                  ==========


THE MONEY MARKET PORTFOLIOS
Independent Auditor's Report

To the Shareholders and Board of Trustees
Of The Money Market Portfolios

We have audited the accompanying statements of assets and liabilities of each of the two Portfolios comprising The Money Market Portfolios (the Portfolios), including each Portfolio's statement of investments as of June 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the two Portfolios comprising The Money Market Portfolios as of June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

PricewaterhouseCoopers LLP

San Francisco, California

July 30, 1998